Commitments and Contingencies (Detail) ₩ in Millions		12 Months Ended
	Jan. 31, 2015	Dec. 31, 2015 Item	Dec. 31, 2013 KRW (₩)
Ragnarok Online
Commitments and Contingencies
Number of mobile games agree to develop and distribute	2
Agreement expiration period	5 years
Royalties from Licensing Arrangements
Commitments and Contingencies
Outstanding licensing agreements | Item		7
Royalties from Licensing Arrangements | Ragnarok Online | Minimum
Commitments and Contingencies
Licensing agreements, percentage of royalty receivable		24.00%
Royalties from Licensing Arrangements | Ragnarok Online | Maximum
Commitments and Contingencies
Licensing agreements, percentage of royalty receivable		40.00%
Licensed games | Ragnarok Online | Minimum
Commitments and Contingencies
Contract period after commercialization in each geographic location		1 year
Licensed games | Ragnarok Online | Maximum
Commitments and Contingencies
Contract period after commercialization in each geographic location		3 years
Licensed games | Steal Fighter
Commitments and Contingencies
Amount committed for license fee payment			₩ 200
Licensed games | Web browser-based game
Commitments and Contingencies
Amount committed for license fee payment			₩ 450